UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C.  20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT
INVESTMENT COMPANIES

Investment Company Act file number	811-4765

Dreyfus New York AMT-Free Municipal Bond Fund
(Exact name of Registrant as specified in charter)

c/o The Dreyfus Corporation 200 Park Avenue New York, New York 10166
(Address of principal executive offices) (Zip code)

John Pak, Esq. 200 Park Avenue New York, New York 10166
(Name and address of agent for service)

Registrant's telephone number, including area code:	(212) 922-6000

Date of fiscal year end:	11/30
Date of reporting period:	5/31/14

FORM N-CSR

Item 1.       Reports to Stockholders.

Dreyfus
New York AMT-Free
Municipal Bond Fund

SEMIANNUAL REPORT May 31, 2014

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The views expressed in this report reflect those of the portfolio manager only through the end of the period covered and do not necessarily represent the views of Dreyfus or any other person in the Dreyfus organization. Any such views are subject to change at any time based upon market or other conditions and Dreyfus disclaims any responsibility to update such views.These views may not be relied on as investment advice and, because investment decisions for a Dreyfus fund are based on numerous factors, may not be relied on as an indication of trading intent on behalf of any Dreyfus fund.

Not FDIC-Insured • Not Bank-Guaranteed • May Lose Value

Contents
THE FUND
2	A Letter from the President
3	Discussion of Fund Performance
6	Understanding Your Fund’s Expenses
6	Comparing Your Fund’s Expenses With Those of Other Funds
7	Statement of Investments
20	Statement of Assets and Liabilities
21	Statement of Operations
22	Statement of Changes in Net Assets
24	Financial Highlights
28	Notes to Financial Statements
FOR MORE INFORMATION
Back Cover

Dreyfus
New York AMT-Free
Municipal Bond Fund

The Fund

A LETTER FROM THE PRESIDENT

Dear Shareholder:

We are pleased to present this semiannual report for Dreyfus New York AMT-Free Municipal Bond Fund, covering the six-month period from December 1, 2013, through May 31, 2014. For information about how the fund performed during the reporting period, as well as general market perspectives, we provide a Discussion of Fund Performance on the pages that follow.

Municipal bonds generally stabilized over the past six months in the wake of previously heightened volatility, enabling them to post solidly positive total returns, on average, for the reporting period. Investors generally took the Federal Reserve Board’s gradual shift to a more moderately accommodative monetary policy in stride, investor demand rebounded while the supply of newly issued securities ebbed, and most states and municipalities saw improved credit conditions in the recovering U.S. economy.

We remain cautiously optimistic regarding the municipal bond market’s prospects over the months ahead.We expect the domestic economy to continue to strengthen, which could support higher tax revenues for most states and municipalities.We also anticipate rising demand for a limited supply of securities as more income-oriented investors seek the tax advantages of municipal bonds. As always, we encourage you to discuss our observations with your financial advisor to assess their potential impact on your investments.

Thank you for your continued confidence and support.

J. Charles Cardona
President
The Dreyfus Corporation
June 16, 2014

DISCUSSION OF FUND PERFORMANCE

For the period of December 1, 2013, through May 31, 2014, as provided by Thomas Casey and David Belton, Portfolio Managers

Fund and Market Performance Overview

For the six-month period ended May 31, 2014, Dreyfus New York AMT-Free Municipal Bond Fund’s Class A shares produced a total return of 5.34%, Class C shares returned 5.00%, Class I shares returned 5.47%, and Class Y shares returned 5.54%.1 In comparison, the Barclays Municipal Bond Index (the “Index”), the fund’s benchmark index, which is composed of bonds issued nationally and not solely within New York, achieved a total return of 5.63% for the same period.2

The municipal bond market generally rallied over the reporting period when long-term interest rates moderated, investor demand rebounded, the supply of newly issued securities declined, and credit conditions improved.The fund produced mildly lower returns than its benchmark, mainly due to relative weakness among its higher quality holdings.

The Fund’s Investment Approach

The fund seeks to maximize current income exempt from federal, New York state, and New York city income taxes to the extent consistent with the preservation of capital. To pursue its goal, the fund normally invests substantially all of its assets in municipal bonds that provide income exempt from federal, New York state, and NewYork city personal income taxes.The fund also seeks to provide income exempt from the federal alternative minimum tax. The fund will invest at least 70% of its assets in investment-grade municipal bonds or the unrated equivalent as determined by Dreyfus. For additional yield, the fund may invest up to 30% of its assets in municipal bonds rated below investment grade (“high yield” or “junk” bonds) or the unrated equivalent as determined by Dreyfus. Under normal market conditions, the dollar-weighted average maturity of the fund’s portfolio is expected to exceed 10 years, but the fund may invest in individual securities of any maturity.

In managing the fund, we focus on identifying undervalued sectors and securities, and we minimize the use of interest rate forecasting.We select municipal bonds by

The Fund 3

DISCUSSION OF FUND PERFORMANCE (continued)

using fundamental credit analysis to estimate the relative value and attractiveness of various sectors and securities and to exploit pricing inefficiencies in the municipal bond market.We actively trade among various sectors, such as pre-refunded, general obligation, and revenue, based on their apparent relative values.

Municipal Bonds Rebounded from Earlier Weakness

In the wake of market declines stemming from the Federal Reserve Board’s plans to back away from its quantitative easing program, the reporting period witnessed a market recovery amid weaker-than-expected economic data due to unusually harsh winter weather. Municipal bond prices also were supported by favorable supply-and-demand dynamics when investor demand recovered and less refinancing activity produced a reduced supply of newly issued securities.

The economic rebound resulted in better underlying credit conditions as tax revenues increased, enabling New York and many other states to achieve budget surpluses and replenish reserves. However, credit concerns lingered with regard to municipal bonds issued by Puerto Rico, which are exempt from federal and New York state taxes but lost value after media reports detailed the U.S. territory’s economic and fiscal challenges.

High-Quality Bonds Undermined Relative Performance

Although the fund participated substantially in the municipal bond market’s gains during the reporting period, its relative performance was hampered to a degree by its holdings of high-quality securities, which generally lagged their lower quality counterparts. More specifically, revenue bonds backed by essential municipal services, special tax districts, and transportation facilities weighed on results compared to the benchmark.

The fund achieved better relative performance in other areas. The fund received especially positive contributions from BBB-rated revenue bonds backed by NewYork hospitals, airports, and the state’s settlement of litigation with U.S. tobacco companies. The fund further benefited from its interest-rate strategies, as a shift to a relatively long average duration helped support competitive levels of current income and enabled fuller participation in gains at the longer end of the market’s maturity spectrum.

Maintaining a Constructive Investment Posture

We already have seen evidence of a stronger U.S. recovery in warmer spring weather, including a strengthening labor market and improved investor confidence. In addition, we believe that recently positive market trends have been driven, in part, by investors returning their focus to market and issuer fundamentals now that the Fed is tapering its quantitative easing program, which we expect to continue. Finally, we expect investor demand to intensify as investors seek to reinvest principal from maturing bonds in a limited number of newly issued tax-exempt securities.

In light of currently favorable fundamental and technical market conditions, we have maintained the fund’s emphasis on longer term New York revenue bonds with strong income characteristics. We also have maintained a relatively long average duration in order to capture higher levels of current income and in anticipation of narrower yield differences along the market’s maturity spectrum.

June 16, 2014

Bond funds are subject generally to interest rate, credit, liquidity, and market risks, to varying degrees, all of which are more fully described in the fund’s prospectus. Generally, all other factors being equal, bond prices are inversely related to interest-rate changes, and rate increases can cause price declines.

The amount of public information available about municipal securities is generally less than that for corporate equities or bonds. Special factors, such as legislative changes, and state and local economic and business developments, may adversely affect the yield and/or value of the fund’s investments in municipal securities. Other factors include the general conditions of the municipal securities market, the size of the particular offering, the maturity of the obligation, and the rating of the issue. Changes in economic, business, or political conditions relating to a particular municipal project, municipality, or state in which the fund invests may have an impact on the fund’s share price.

1 Total return includes reinvestment of dividends and any capital gains paid, and does not take into consideration the maximum initial sales charge in the case of Class A shares, or the applicable contingent deferred sales charge imposed on redemptions in the case of Class C shares. Had these charges been reflected, returns would have been lower. Class I and ClassY are not subject to any initial or deferred sales charge. Past performance is no guarantee of future results.
Share price, yield, and investment return fluctuate such that upon redemption, fund shares may be worth more or less than their original cost. Income may be subject to state and local taxes for non-NewYork residents. Capital gains, if any, are fully taxable.
2 SOURCE: LIPPER INC. — Reflects reinvestment of dividends and, where applicable, capital gain distributions.
The Barclays Municipal Bond Index is a widely accepted, unmanaged and geographically unrestricted total return performance benchmark for the long-term, investment-grade, tax-exempt bond market. Index returns do not reflect the fees and expenses associated with operating a mutual fund.

The Fund 5

UNDERSTANDING YOUR FUND’S EXPENSES (Unaudited)

As a mutual fund investor, you pay ongoing expenses, such as management fees and other expenses. Using the information below, you can estimate how these expenses affect your investment and compare them with the expenses of other funds.You also may pay one-time transaction expenses, including sales charges (loads) and redemption fees, which are not shown in this section and would have resulted in higher total expenses. For more information, see your fund’s prospectus or talk to your financial adviser.

Review your fund’s expenses

The table below shows the expenses you would have paid on a $1,000 investment in Dreyfus New York AMT-Free Municipal Bond Fund from December 1, 2013 to May 31, 2014. It also shows how much a $1,000 investment would be worth at the close of the period, assuming actual returns and expenses.

Expenses and Value of a $1,000 Investment
assuming actual returns for the six months ended May 31, 2014

	Class A	Class C	Class I	Class Y
Expenses paid per $1,000†	$4.71	$8.64	$3.38	$2.92
Ending value (after expenses)	$1,053.40	$1,050.00	$1,054.70	$1,055.40

COMPARING YOUR FUND’S EXPENSES
WITH THOSE OF OTHER FUNDS (Unaudited)

Using the SEC’s method to compare expenses

The Securities and Exchange Commission (SEC) has established guidelines to help investors assess fund expenses. Per these guidelines, the table below shows your fund’s expenses based on a $1,000 investment, assuming a hypothetical 5% annualized return. You can use this information to compare the ongoing expenses (but not transaction expenses or total cost) of investing in the fund with those of other funds.All mutual fund shareholder reports will provide this information to help you make this comparison. Please note that you cannot use this information to estimate your actual ending account balance and expenses paid during the period.

Expenses and Value of a $1,000 Investment
assuming a hypothetical 5% annualized return for the six months ended May 31, 2014

	Class A	Class C	Class I	Class Y
Expenses paid per $1,000†	$4.63	$8.50	$3.33	$2.87
Ending value (after expenses)	$1,020.34	$1,016.50	$1,021.64	$1,022.09

† Expenses are equal to the fund’s annualized expense ratio of .92% for Class A, 1.69% for Class C, .66% for
Class I and .57% for ClassY, multiplied by the average account value over the period, multiplied by 182/365 (to reflect the one-half year period).

STATEMENT OF INVESTMENTS
May 31, 2014 (Unaudited)

Long-Term Municipal	Coupon	Maturity	Principal
Investments—99.4%	Rate (%)	Date	Amount ($)		Value ($)
New York—94.1%
Albany Industrial Development
Agency, Civic Facility Revenue
(Saint Peter’s Hospital of the
City of Albany Project)	5.25	11/15/27	4,500,000		4,831,740
Hempstead Local Development
Corporation, Revenue (Molloy
College Project)	5.70	7/1/29	4,865,000		5,306,304
Hudson Yards Infrastructure
Corporation, Hudson Yards
Senior Revenue	5.75	2/15/47	2,500,000		2,859,625
JPMorgan Chase Putters/Drivers
Trust (Series 3803)
Non-recourse (New York State
Dormitory Authority, Revenue
(The Rockefeller University))	5.00	7/1/18	4,000,000	[a,b]	4,581,920
JPMorgan Chase Putters/Drivers
Trust (Series 4377)
Non-recourse (New York City
Transitional Finance Authority,
Future Tax Secured
Subordinate Revenue)	5.00	5/1/21	10,000,000	[a,b]	11,063,700
Long Island Power Authority,
Electric System General Revenue	6.00	5/1/33	3,000,000		3,519,420
Long Island Power Authority,
Electric System General
Revenue (Insured; National
Public Finance Guarantee
Corp.) (Prerefunded)	5.00	6/1/16	2,375,000	[c]	2,600,554
Metropolitan Transportation
Authority, Dedicated Tax
Fund Revenue	5.00	11/15/23	7,500,000		9,003,825
Metropolitan Transportation
Authority, Dedicated Tax
Fund Revenue	5.00	11/15/27	3,000,000		3,516,780
Metropolitan Transportation
Authority, Transportation
Revenue	5.00	11/15/23	4,000,000		4,724,720
Metropolitan Transportation
Authority, Transportation
Revenue	5.00	11/15/25	1,000,000		1,116,270

The Fund 7

STATEMENT OF INVESTMENTS (Unaudited) (continued)

Long-Term Municipal	Coupon	Maturity	Principal
Investments (continued)	Rate (%)	Date	Amount ($)	Value ($)
New York (continued)
Metropolitan Transportation
Authority, Transportation
Revenue	5.00	11/15/28	2,500,000	2,848,000
Metropolitan Transportation
Authority, Transportation
Revenue	6.50	11/15/28	2,000,000	2,406,920
Metropolitan Transportation
Authority, Transportation
Revenue	5.00	11/15/32	5,000,000	5,570,100
Metropolitan Transportation
Authority, Transportation
Revenue	5.00	11/15/34	3,000,000	3,264,390
Metropolitan Transportation
Authority, Transportation
Revenue	5.00	11/15/41	1,755,000	1,900,156
Monroe County Industrial
Development Corporation,
Revenue (University of
Rochester Project)	5.00	7/1/25	2,420,000	2,773,417
Monroe County Industrial
Development Corporation,
Revenue (University of
Rochester Project)	5.00	7/1/43	1,000,000	1,104,790
Nassau County Local Economic
Assistance Corporation,
Revenue (Winthrop-University
Hospital Association Project)	5.00	7/1/42	1,000,000	1,043,180
New York City,
GO	5.00	8/1/19	5,000,000	5,902,600
New York City,
GO	5.00	8/1/21	730,000	769,741
New York City,
GO	5.00	8/1/22	440,000	463,848
New York City,
GO	5.25	9/1/25	1,000,000	1,161,680
New York City,
GO	5.00	8/1/26	3,565,000	4,126,131
New York City,
GO	5.00	8/1/28	4,000,000	4,602,240
New York City,
GO	5.00	8/1/29	5,000,000	5,671,200

Long-Term Municipal	Coupon	Maturity	Principal
Investments (continued)	Rate (%)	Date	Amount ($)		Value ($)
New York (continued)
New York City,
GO	5.00	10/1/32	730,000		825,469
New York City Educational
Construction Fund, Revenue	6.50	4/1/25	3,960,000		5,062,741
New York City Housing Development
Corporation, Capital Fund
Program Revenue (New York City
Housing Authority Program)
(Insured; National Public
Finance Guarantee Corp.)
(Prerefunded)	5.00	7/1/15	3,465,000	[c]	3,647,501
New York City Industrial
Development Agency, PILOT
Revenue (Yankee Stadium
Project) (Insured; Assured
Guaranty Corp.)	7.00	3/1/49	5,000,000		6,031,450
New York City Municipal Water
Finance Authority, Water and Sewer
System Revenue (Prerefunded)	5.00	6/15/14	530,000	[c]	531,065
New York City Municipal Water
Finance Authority, Water and
Sewer System Second General
Resolution Revenue	5.00	6/15/31	3,000,000		3,405,420
New York City Municipal Water
Finance Authority, Water and
Sewer System Second General
Resolution Revenue	5.25	6/15/40	2,975,000		3,353,479
New York City Municipal Water
Finance Authority, Water and
Sewer System Second General
Resolution Revenue	5.50	6/15/40	2,500,000		2,860,900
New York City Municipal Water
Finance Authority, Water and
Sewer System Second General
Resolution Revenue	5.00	6/15/45	4,000,000		4,354,520
New York City Transitional Finance
Authority, Future Tax
Secured Revenue	5.00	11/1/22	4,000,000		4,262,440
New York City Transitional Finance
Authority, Future Tax
Secured Revenue	5.00	11/1/25	3,565,000		3,795,727

The Fund 9

STATEMENT OF INVESTMENTS (Unaudited) (continued)

Long-Term Municipal	Coupon	Maturity	Principal
Investments (continued)	Rate (%)	Date	Amount ($)		Value ($)
New York (continued)
New York City Transitional Finance
Authority, Future Tax
Secured Revenue	5.00	11/1/28	2,695,000		2,865,351
New York City Transitional Finance
Authority, Future Tax Secured
Subordinate Revenue	5.00	11/1/26	3,000,000		3,533,340
New York City Transitional Finance
Authority, Future Tax Secured
Subordinate Revenue	5.00	2/1/36	2,000,000		2,257,340
New York City Transitional Finance
Authority, Future Tax Secured
Subordinate Revenue	5.00	11/1/38	3,000,000		3,334,170
New York City Trust for Cultural
Resources, Revenue (American
Museum of Natural History)	5.00	7/1/32	4,210,000		4,872,486
New York Liberty Development
Corporation, Liberty Revenue
(4 World Trade Center Project)	5.00	11/15/44	3,000,000		3,247,050
New York Liberty Development
Corporation, Liberty Revenue
(7 World Trade Center Project)	5.00	9/15/40	2,000,000		2,200,800
New York State Dormitory
Authority, Catholic Health
Services of Long Island
Obligated Group Revenue
(Saint Francis Hospital Project)	5.00	7/1/21	5,000,000		5,020,750
New York State Dormitory
Authority, FHA-Insured
Mortgage Hospital Revenue
(Hospital for Special Surgery)	6.00	8/15/38	3,470,000		3,999,938
New York State Dormitory
Authority, FHA-Insured
Mortgage Hospital Revenue (The
New York and Presbyterian
Hospital) (Insured; Assured
Guaranty Municipal Corp.)
(Prerefunded)	5.25	8/15/14	2,465,000	[c]	2,491,228
New York State Dormitory
Authority, Health Center
Revenue (Guaranteed; SONYMA)	5.00	11/15/19	1,000,000		1,003,910

Long-Term Municipal	Coupon	Maturity	Principal
Investments (continued)	Rate (%)	Date	Amount ($)	Value ($)
New York (continued)
New York State Dormitory
Authority, Revenue (Consolidated
City University System)	5.63	7/1/16	6,455,000	6,810,412
New York State Dormitory
Authority, Revenue (Consolidated
City University System)	5.75	7/1/18	2,500,000	2,684,175
New York State Dormitory
Authority, Revenue
(Consolidated City University
System) (Insured; Assured
Guaranty Municipal Corp.)	5.75	7/1/18	2,290,000	2,458,704
New York State Dormitory
Authority, Revenue
(Cornell University)	5.00	7/1/24	4,500,000	4,909,185
New York State Dormitory
Authority, Revenue
(Cornell University)	5.00	7/1/35	1,500,000	1,613,520
New York State Dormitory
Authority, Revenue
(Cornell University)	5.00	7/1/35	2,000,000	2,295,840
New York State Dormitory
Authority, Revenue (Memorial
Sloan-Kettering Cancer Center)	5.00	7/1/23	1,350,000	1,598,279
New York State Dormitory
Authority, Revenue (Mount
Sinai Hospital Obligated Group)	5.00	7/1/26	2,000,000	2,233,340
New York State Dormitory
Authority, Revenue (Mount
Sinai School of Medicine of
New York University)	5.50	7/1/25	2,320,000	2,584,712
New York State Dormitory
Authority, Revenue
(New York University)	5.00	7/1/34	2,000,000	2,265,020
New York State Dormitory
Authority, Revenue (New York
University Hospitals Center)	5.25	7/1/24	2,000,000	2,148,160
New York State Dormitory
Authority, Revenue (New York
University Hospitals Center)	5.50	7/1/25	2,500,000	2,848,250

The Fund 11

STATEMENT OF INVESTMENTS (Unaudited) (continued)

Long-Term Municipal	Coupon	Maturity	Principal
Investments (continued)	Rate (%)	Date	Amount ($)		Value ($)
New York (continued)
New York State Dormitory
Authority, Revenue (New York
University Hospitals Center)	5.00	7/1/26	2,500,000		2,601,600
New York State Dormitory
Authority, Revenue (North
Shore—Long Island Jewish
Obligated Group)	5.00	5/1/25	5,515,000		5,854,889
New York State Dormitory
Authority, Revenue (North
Shore—Long Island Jewish
Obligated Group)	5.50	5/1/37	2,000,000		2,174,560
New York State Dormitory
Authority, Revenue (Orange
Regional Medical Center
Obligated Group)	6.13	12/1/29	1,500,000		1,561,155
New York State Dormitory
Authority, Revenue (Rochester
Institute of Technology)	5.00	7/1/23	2,000,000		2,355,200
New York State Dormitory
Authority, Revenue (Rochester
Institute of Technology)
(Prerefunded)	6.00	7/1/18	5,250,000	[c]	6,327,615
New York State Dormitory
Authority, Revenue (State
University Educational Facilities)	5.88	5/15/17	4,060,000		4,517,481
New York State Dormitory
Authority, Revenue (State
University of New York
Dormitory Facilities)	5.00	7/1/43	2,500,000		2,741,700
New York State Dormitory
Authority, Revenue
(Teachers College)	5.00	3/1/24	2,500,000		2,753,625
New York State Dormitory
Authority, Revenue
(Teachers College)	5.38	3/1/29	2,000,000		2,192,580
New York State Dormitory
Authority, Revenue (The
Bronx-Lebanon Hospital Center)
(LOC; TD Bank)	6.50	8/15/30	2,000,000		2,276,860

Long-Term Municipal	Coupon	Maturity	Principal
Investments (continued)	Rate (%)	Date	Amount ($)	Value ($)
New York (continued)
New York State Dormitory
Authority, Revenue
(The New School)	5.25	7/1/30	2,500,000	2,768,925
New York State Dormitory
Authority, Revenue (The
Rockefeller University)	5.00	7/1/40	4,000,000	4,502,440
New York State Dormitory
Authority, State Personal
Income Tax Revenue
(Education)	5.00	3/15/19	5,500,000	6,076,290
New York State Dormitory
Authority, State Personal
Income Tax Revenue
(General Purpose)	5.00	2/15/25	3,000,000	3,643,590
New York State Dormitory
Authority, State Personal
Income Tax Revenue
(General Purpose)	5.00	2/15/26	1,730,000	2,025,570
New York State Dormitory
Authority, State Sales
Tax Revenue	5.00	3/15/23	1,430,000	1,748,304
New York State Dormitory
Authority, Third General
Resolution Revenue (State
University Educational
Facilities Issue)	5.00	5/15/30	2,000,000	2,256,380
New York State Energy
Research and Development
Authority, Gas Facilities
Revenue (The Brooklyn
Union Gas Company Project)	6.37	4/1/20	5,000,000	5,007,650
New York State Environmental
Facilities Corporation,
State Clean Water and
Drinking Water Revolving
Funds Revenue (New York
City Municipal Water Finance
Authority Projects—Second
Resolution Bonds)	5.00	6/15/27	2,810,000	3,417,129

The Fund 13

STATEMENT OF INVESTMENTS (Unaudited) (continued)

Long-Term Municipal	Coupon	Maturity	Principal
Investments (continued)	Rate (%)	Date	Amount ($)	Value ($)
New York (continued)
New York State Environmental
Facilities Corporation, State
Clean Water and Drinking Water
Revolving Funds Revenue (New
York City Municipal Water
Finance Authority Projects—
Second Resolution Bonds)	5.00	6/15/29	2,470,000	2,894,939
New York State Environmental
Facilities Corporation, State
Clean Water and Drinking Water
Revolving Funds Revenue (New
York City Municipal Water
Finance Authority Projects—
Second Resolution Bonds)	5.00	6/15/30	2,255,000	2,679,008
New York State Environmental
Facilities Corporation, State
Revolving Funds Revenue
(Master Financing Program)	5.00	5/15/30	2,000,000	2,340,420
New York State Mortgage Agency,
Mortgage Revenue	5.00	4/1/28	915,000	976,058
New York State Power Authority,
Revenue	5.00	11/15/31	1,000,000	1,128,130
New York State Thruway Authority,
General Revenue	5.00	1/1/42	1,500,000	1,617,105
New York State Thruway Authority,
General Revenue (Insured;
National Public Finance
Guarantee Corp.)	5.00	1/1/27	5,000,000	5,567,000
New York State Thruway Authority,
Second General Highway and
Bridge Trust Fund Bonds	5.00	4/1/25	5,000,000	5,544,200
New York State Thruway Authority,
Second General Highway and
Bridge Trust Fund Bonds	5.00	4/1/26	2,500,000	2,887,650
New York State Thruway Authority,
Second General Highway and
Bridge Trust Fund Bonds	5.00	4/1/26	2,500,000	2,885,450
New York State Thruway Authority,
Second General Highway and
Bridge Trust Fund Bonds	5.00	4/1/27	3,000,000	3,339,690

Long-Term Municipal	Coupon	Maturity	Principal
Investments (continued)	Rate (%)	Date	Amount ($)		Value ($)
New York (continued)
New York State Thruway Authority,
Second General Highway and
Bridge Trust Fund Bonds
(Insured; AMBAC)	5.00	4/1/19	5,755,000		6,121,594
New York State Thruway Authority,
Second General Highway and
Bridge Trust Fund Bonds
(Insured; AMBAC)	5.00	4/1/22	5,000,000		5,411,100
New York State Thruway Authority,
Second General Highway and
Bridge Trust Fund Bonds
(Insured; AMBAC) (Prerefunded)	5.00	10/1/15	845,000	[c]	899,621
New York State Thruway Authority,
State Personal Income Tax
Revenue (Transportation)	5.25	3/15/27	3,000,000		3,388,170
New York State Urban Development
Corporation, State Personal
Income Tax Revenue (Economic
Development and Housing)
(Insured; AMBAC)	5.00	12/15/23	2,000,000		2,143,460
Onondaga Civic Development
Corporation, Revenue (Saint
Joseph’s Hospital Health
Center Project)	5.13	7/1/31	1,750,000		1,795,168
Port Authority of New York and
New Jersey (Consolidated Bonds,
93rd Series)	6.13	6/1/94	1,955,000		2,300,898
Port Authority of New York and
New Jersey (Consolidated Bonds,
142nd Series)	5.00	7/15/23	2,000,000		2,145,760
Port Authority of New York and
New Jersey (Consolidated Bonds,
163rd Series)	5.00	7/15/35	5,000,000		5,669,800
Port Authority of New York and
New Jersey (Consolidated Bonds,
179th Series)	5.00	12/1/25	2,000,000		2,419,000
Port Authority of New York and
New Jersey, Special Project Bonds
(JFK International Air
Terminal LLC Project)	6.00	12/1/36	2,000,000		2,245,280

The Fund 15

STATEMENT OF INVESTMENTS (Unaudited) (continued)

Long-Term Municipal	Coupon	Maturity	Principal
Investments (continued)	Rate (%)	Date	Amount ($)		Value ($)
New York (continued)
Schenectady Industrial
Development Agency,
Civic Facility Revenue
(Union College Project)	5.00	7/1/25	2,260,000		2,456,620
Schenectady Industrial
Development Agency,
Civic Facility Revenue
(Union College Project)	5.00	7/1/26	1,380,000		1,498,266
Suffolk County Economic
Development Corporation,
Revenue (Catholic Health
Services of Long Island
Obligated Group Project)	5.00	7/1/22	1,000,000		1,131,580
Suffolk Tobacco Asset
Securitization Corporation,
Tobacco Settlement
Asset-Backed Bonds	6.00	6/1/48	5,000,000		4,264,000
Triborough Bridge and Tunnel
Authority, General Purpose
Revenue (Prerefunded)	5.50	1/1/22	2,000,000	[c]	2,462,380
Triborough Bridge and Tunnel
Authority, General Revenue
(MTA Bridges and Tunnels)	5.00	11/15/25	1,250,000		1,487,000
Triborough Bridge and Tunnel
Authority, General Revenue
(MTA Bridges and Tunnels)	5.00	11/15/27	1,640,000		1,874,569
Triborough Bridge and Tunnel
Authority, General Revenue
(MTA Bridges and Tunnels)	5.00	1/1/28	2,000,000		2,293,640
Triborough Bridge and Tunnel
Authority, General Revenue
(MTA Bridges and Tunnels)	5.00	11/15/31	3,265,000		3,722,100
Triborough Bridge and Tunnel
Authority, General Revenue
(MTA Bridges and Tunnels)	5.00	11/15/38	1,000,000		1,108,600
Westchester County Health Care
Corporation, Senior Lien Revenue	6.00	11/1/30	1,000,000		1,143,210
Westchester County Local
Development Corporation,
Revenue (Kendal on
Hudson Project)	5.00	1/1/28	2,700,000		2,888,406

Long-Term Municipal	Coupon	Maturity	Principal
Investments (continued)	Rate (%)	Date	Amount ($)	Value ($)
New York (continued)
Westchester Tobacco Asset
Securitization Corporation,
Tobacco Settlement
Asset-Backed Bonds	5.00	6/1/26	2,000,000	2,000,380
Westchester Tobacco Asset
Securitization Corporation,
Tobacco Settlement
Asset-Backed Bonds	5.13	6/1/45	1,200,000	972,312
U.S. Related—5.3%
Guam,
Business Privilege Tax Revenue	5.00	1/1/42	2,000,000	2,074,660
Guam,
Hotel Occupancy Tax Revenue	5.25	11/1/18	1,100,000	1,236,972
Guam,
Hotel Occupancy Tax Revenue	5.50	11/1/19	1,000,000	1,147,730
Guam Power Authority,
Revenue	5.50	10/1/30	1,000,000	1,106,740
Guam Waterworks Authority,
Water and Wastewater
System Revenue	5.63	7/1/40	1,000,000	1,036,110
Puerto Rico Aqueduct and Sewer
Authority, Senior Lien Revenue	5.00	7/1/21	2,500,000	1,969,625
Puerto Rico Aqueduct and Sewer
Authority, Senior Lien Revenue	6.00	7/1/38	3,000,000	2,401,770
Puerto Rico Aqueduct and Sewer
Authority, Senior Lien Revenue
(Insured; Assured Guaranty Corp.)	5.00	7/1/28	2,000,000	1,964,220
Puerto Rico Commonwealth,
Public Improvement GO	6.50	7/1/40	1,000,000	797,520
Puerto Rico Sales Tax Financing
Corporation, Sales Tax Revenue
(First Subordinate Series)	5.38	8/1/39	2,500,000	2,027,125
Puerto Rico Sales Tax Financing
Corporation, Sales Tax Revenue
(First Subordinate Series)	6.00	8/1/42	2,500,000	2,174,800
Virgin Islands Public Finance
Authority, Revenue (Virgin
Islands Matching Fund Loan Note)	5.00	10/1/25	2,500,000	2,736,225
Total Long-Term Municipal Investments
(cost $366,118,138)				387,319,527

The Fund 17

STATEMENT OF INVESTMENTS (Unaudited) (continued)

Short-Term Municipal	Coupon	Maturity	Principal
Investment—.1%	Rate (%)	Date	Amount ($)	Value ($)
New York;
New York City,
GO Notes (LOC;
JPMorgan Chase Bank)
(cost $500,000)	0.07	6/2/14	500,000 [d]	500,000

Total Investments (cost $366,618,138)			99.5%	387,819,527
Cash and Receivables (Net)			.5%	1,826,294
Net Assets			100.0%	389,645,821

a Collateral for floating rate borrowings.
b Securities exempt from registration pursuant to Rule 144A under the Securities Act of 1933.These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers.At May 31, 2014, these securities were valued at $15,645,620 or 4.0% of net assets.
c These securities are prerefunded; the date shown represents the prerefunded date. Bonds which are prerefunded are collateralized by U.S. Government securities which are held in escrow and are used to pay principal and interest on the municipal issue and to retire the bonds in full at the earliest refunding date.
d Variable rate demand note—rate shown is the interest rate in effect at May 31, 2014. Maturity date represents the next demand date, or the ultimate maturity date if earlier.

Portfolio Summary (Unaudited)†

	Value (%)		Value (%)
Transportation Services	23.0	Industrial	1.4
Education	20.9	State/Territory	1.1
Special Tax	16.9	Asset-Backed	.8
Health Care	11.3	Pollution Control	.7
Utility-Water and Sewer	7.6	Housing	.2
City	4.9	Other	3.0
Prerefunded	4.9
Utility-Electric	2.8		99.5

† Based on net assets.

Summary of Abbreviations

ABAG	Association of Bay Area	ACA	American Capital Access
Governments
AGC	ACE Guaranty Corporation	AGIC	Asset Guaranty Insurance Company
AMBAC	American Municipal Bond	ARRN	Adjustable Rate
	Assurance Corporation		Receipt Notes
BAN	Bond Anticipation Notes	BPA	Bond Purchase Agreement
CIFG	CDC Ixis Financial Guaranty	COP	Certificate of Participation
CP	Commercial Paper	DRIVERS	Derivative Inverse
Tax-Exempt Receipts
EDR	Economic Development	EIR	Environmental Improvement
	Revenue		Revenue
FGIC	Financial Guaranty	FHA	Federal Housing
	Insurance Company		Administration
FHLB	Federal Home	FHLMC	Federal Home Loan Mortgage
	Loan Bank		Corporation
FNMA	Federal National	GAN	Grant Anticipation Notes
Mortgage Association
GIC	Guaranteed Investment	GNMA	Government National Mortgage
	Contract		Association
GO	General Obligation	HR	Hospital Revenue
IDB	Industrial Development Board	IDC	Industrial Development Corporation
IDR	Industrial Development	LIFERS	Long Inverse Floating
	Revenue		Exempt Receipts
LOC	Letter of Credit	LOR	Limited Obligation Revenue
LR	Lease Revenue	MERLOTS	Municipal Exempt Receipts
Liquidity Option Tender
MFHR	Multi-Family Housing Revenue	MFMR	Multi-Family Mortgage Revenue
PCR	Pollution Control Revenue	PILOT	Payment in Lieu of Taxes
P-FLOATS	Puttable Floating Option	PUTTERS	Puttable Tax-Exempt Receipts
Tax-Exempt Receipts
RAC	Revenue Anticipation Certificates	RAN	Revenue Anticipation Notes
RAW	Revenue Anticipation Warrants	RIB	Residual Interest Bonds
ROCS	Reset Options Certificates	RRR	Resources Recovery Revenue
SAAN	State Aid Anticipation Notes	SBPA	Standby Bond Purchase Agreement
SFHR	Single Family Housing Revenue	SFMR	Single Family Mortgage Revenue
SONYMA	State of New York	SPEARS	Short Puttable Exempt
	Mortgage Agency		Adjustable Receipts
SWDR	Solid Waste Disposal Revenue	TAN	Tax Anticipation Notes
TAW	Tax Anticipation Warrants	TRAN	Tax and Revenue Anticipation Notes
XLCA	XL Capital Assurance

See notes to financial statements.

The Fund 19

STATEMENT OF ASSETS AND LIABILITIES
May 31, 2014 (Unaudited)

			Cost	Value
Assets ($):
Investments in securities—See Statement of Investments		366,618,138 387,819,527
Cash				9,355,925
Interest receivable				4,859,022
Receivable for shares of Beneficial Interest subscribed				303,525
Prepaid expenses				30,541
			402,368,540
Liabilities ($):
Due to The Dreyfus Corporation and affiliates—Note 3(c)				299,727
Payable for floating rate notes issued—Note 4				7,000,000
Payable for investment securities purchased				4,842,342
Payable for shares of Beneficial Interest redeemed				514,834
Interest and expense payable related
to floating rate notes issued—Note 4				7,196
Accrued expenses				58,620
			12,722,719
Net Assets ($)			389,645,821
Composition of Net Assets ($):
Paid-in capital			377,257,772
Accumulated undistributed investment income—net				35,997
Accumulated net realized gain (loss) on investments				(8,849,337)
Accumulated net unrealized appreciation
(depreciation) on investments			21,201,389
Net Assets ($)			389,645,821

Net Asset Value Per Share
	Class A	Class C	Class I	Class Y
Net Assets ($)	349,487,227	19,466,832	20,690,748	1,014
Shares Outstanding	23,605,655	1,314,689	1,397,479	68.49
Net Asset Value Per Share ($)	14.81	14.81	14.81	14.81

See notes to financial statements.

STATEMENT OF OPERATIONS
Six Months Ended May 31, 2014 (Unaudited)

Investment Income ($):
Interest Income	8,137,782
Expenses:
Management fee—Note 3(a)	1,036,302
Shareholder servicing costs—Note 3(c)	511,001
Distribution fees—Note 3(b)	71,837
Professional fees	50,176
Registration fees	30,629
Interest and expense related to floating rate notes issued—Note 4	20,356
Custodian fees—Note 3(c)	15,992
Prospectus and shareholders’ reports	13,353
Trustees’ fees and expenses—Note 3(d)	10,015
Loan commitment fees—Note 2	1,488
Miscellaneous	21,092
Total Expenses	1,782,241
Less—reduction in fees due to earnings credits—Note 3(c)	(149)
Net Expenses	1,782,092
Investment Income—Net	6,355,690
Realized and Unrealized Gain (Loss) on Investments—Note 4 ($):
Net realized gain (loss) on investments	(4,120,178)
Net unrealized appreciation (depreciation) on investments	17,352,027
Net Realized and Unrealized Gain (Loss) on Investments	13,231,849
Net Increase in Net Assets Resulting from Operations	19,587,539

See notes to financial statements.

The Fund 21

STATEMENT OF CHANGES IN NET ASSETS

	Six Months Ended
	May 31, 2014	Year Ended
	(Unaudited)	November 30, 2013[a]
Operations ($):
Investment income—net	6,355,690	13,321,489
Net realized gain (loss) on investments	(4,120,178)	(542,805)
Net unrealized appreciation
(depreciation) on investments	17,352,027	(38,728,693)
Net Increase (Decrease) in Net Assets
Resulting from Operations	19,587,539	(25,950,009)
Dividends to Shareholders from ($):
Investment income—net:
Class A	(5,758,628)	(11,780,703)
Class C	(251,087)	(524,150)
Class I	(346,494)	(976,121)
Class Y	(18)	(15)
Total Dividends	(6,356,227)	(13,280,989)
Beneficial Interest Transactions ($):
Net proceeds from shares sold:
Class A	20,380,106	48,081,277
Class C	1,482,997	8,691,017
Class I	12,099,443	19,826,226
Class Y	—	1,000
Dividends reinvested:
Class A	4,642,210	9,444,961
Class C	208,978	421,619
Class I	257,242	760,587
Cost of shares redeemed:
Class A	(31,414,516)	(84,248,693)
Class C	(3,407,294)	(7,783,890)
Class I	(14,467,666)	(21,798,616)
Increase (Decrease) in Net Assets from
Beneficial Interest Transactions	(10,218,500)	(26,604,512)
Total Increase (Decrease) in Net Assets	3,012,812	(65,835,510)
Net Assets ($):
Beginning of Period	386,633,009	452,468,519
End of Period	389,645,821	386,633,009
Undistributed investment income—net	35,997	36,534

	Six Months Ended
	May 31, 2014	Year Ended
	(Unaudited)	November 30, 2013[a]
Capital Share Transactions:
Class Ab
Shares sold	1,408,687	3,202,895
Shares issued for dividends reinvested	320,494	638,356
Shares redeemed	(2,188,832)	(5,745,904)
Net Increase (Decrease) in Shares Outstanding	(459,651)	(1,904,653)
Class Cb
Shares sold	102,327	575,282
Shares issued for dividends reinvested	14,428	28,516
Shares redeemed	(237,338)	(528,122)
Net Increase (Decrease) in Shares Outstanding	(120,583)	75,676
Class I
Shares sold	835,814	1,314,402
Shares issued for dividends reinvested	17,737	51,450
Shares redeemed	(1,005,078)	(1,489,579)
Net Increase (Decrease) in Shares Outstanding	(151,527)	(123,727)
Class Y
Shares sold	—	68.49

a Effective July 1, 2013, the fund commenced offering ClassY shares.
b During the period ended November 30, 2013, 29,976 Class C shares representing $458,140 were exchanged for
30,022 Class A shares.

See notes to financial statements.

The Fund 23

FINANCIAL HIGHLIGHTS

The following tables describe the performance for each share class for the fiscal periods indicated. All information (except portfolio turnover rate) reflects financial results for a single fund share.Total return shows how much your investment in the fund would have increased (or decreased) during each period, assuming you had reinvested all dividends and distributions.These figures have been derived from the fund’s financial statements.

Six Months Ended
May 31, 2014				Year Ended November 30,
Class A Shares	(Unaudited)		2013	2012		2011		2010		2009
Per Share Data ($):
Net asset value,
beginning of period	14.29		15.60	14.62		14.35		14.28		12.93
Investment Operations:
Investment income—net[a]	.24		.46	.52		.55		.56		.58
Net realized and unrealized
gain (loss) on investments	.53		(1.31)	.98		.27		.07		1.35
Total from Investment Operations	.77		(.85)	1.50		.82		.63		1.93
Distributions:
Dividends from
investment income—net	(.25)		(.46)	(.52)		(.55)		(.56)		(.58)
Net asset value, end of period	14.81		14.29	15.60		14.62		14.35		14.28
Total Return (%)[b]	5.34	[c]	(5.52)	10.39		5.89		4.40		15.15
Ratios/Supplemental Data (%):
Ratio of total expenses
to average net assets	.92	[d]	.90	.91		.92		.92		1.02
Ratio of net expenses
to average net assets	.92	[d]	.90	.91		.91		.85		.85
Ratio of interest and expense
related to floating rate notes
issued to average net assets	.01	[d]	.01	.00	[e]	.00	[e]	.00	[e]	—
Ratio of net investment income
to average net assets	3.40	[d]	3.09	3.41		3.87		3.81		4.20
Portfolio Turnover Rate	7.81	[c]	12.95	9.96		10.20		10.32		13.34
Net Assets, end of period
($ x 1,000)	349,487		343,975	405,161		352,610		367,649		135,626

a	Based on average shares outstanding at each month end.
b	Exclusive of sales charge.
c	Not annualized.
d	Annualized.
e	Amount represents less than .01%.

See notes to financial statements.

Six Months Ended
May 31, 2014				Year Ended November 30,
Class C Shares	(Unaudited)		2013	2012		2011		2010		2009
Per Share Data ($):
Net asset value,
beginning of period	14.30		15.60	14.62		14.35		14.28		12.93
Investment Operations:
Investment income—net[a]	.19		.35	.40		.44		.45		.47
Net realized and unrealized
gain (loss) on investments	.51		(1.31)	.98		.27		.07		1.35
Total from Investment Operations	.70		(.96)	1.38		.71		.52		1.82
Distributions:
Dividends from
investment income—net	(.19)		(.34)	(.40)		(.44)		(.45)		(.47)
Net asset value, end of period	14.81		14.30	15.60		14.62		14.35		14.28
Total Return (%)[b]	5.00	[c]	(6.24)	9.55		5.09		3.62		14.29
Ratios/Supplemental Data (%):
Ratio of total expenses
to average net assets	1.69	[d]	1.67	1.68		1.68		1.68		1.77
Ratio of net expenses
to average net assets	1.69	[d]	1.67	1.68		1.66		1.60		1.60
Ratio of interest and expense
related to floating rate notes
issued to average net assets	.01	[d]	.01	.00	[e]	.00	[e]	.00	[e]	—
Ratio of net investment income
to average net assets	2.62	[d]	2.32	2.61		3.11		3.07		3.43
Portfolio Turnover Rate	7.81	[c]	12.95	9.96		10.20		10.32		13.34
Net Assets, end of period
($ x 1,000)	19,467		20,517	21,214		13,260		14,110		13,031

a	Based on average shares outstanding at each month end.
b	Exclusive of sales charge.
c	Not annualized.
d	Annualized.
e	Amount represents less than .01%.

See notes to financial statements.

The Fund 25

FINANCIAL HIGHLIGHTS (continued)

Six Months Ended
May 31, 2014				Year Ended November 30,
Class I Shares	(Unaudited)		2013	2012		2011		2010		2009	[a]
Per Share Data ($):
Net asset value,
beginning of period	14.29		15.60	14.62		14.35		14.28		12.29
Investment Operations:
Investment income—net[b]	.26		.50	.53		.57		.58		.47
Net realized and unrealized
gain (loss) on investments	.52		(1.31)	1.00		.28		.07		2.09
Total from Investment Operations	.78		(.81)	1.53		.85		.65		2.56
Distributions:
Dividends from
investment income—net	(.26)		(.50)	(.55)		(.58)		(.58)		(.57)
Net asset value, end of period	14.81		14.29	15.60		14.62		14.35		14.28
Total Return (%)	5.47	[c]	(5.28)	10.65		6.13		4.58		21.06	[c]
Ratios/Supplemental Data (%):
Ratio of total expenses
to average net assets	.66	[d]	.64	.68		.68		.67		.86	[d]
Ratio of net expenses
to average net assets	.66	[d]	.64	.68		.68		.67		.75	[d]
Ratio of interest and expense
related to floating rate notes
issued to average net assets	.01	[d]	.01	.00	[e]	.00	[e]	.00	[e]	—
Ratio of net investment income
to average net assets	3.61	[d]	3.34	3.55		4.08		3.97		4.11	[d]
Portfolio Turnover Rate	7.81	[c]	12.95	9.96		10.20		10.32		13.34
Net Assets, end of period
($ x 1,000)	20,691		22,139	26,094		4,068		6,553		1,297

a	From December 15, 2008 (commencement of initial offering) to November 30, 2009.
b	Based on average shares outstanding at each month end.
c	Not annualized.
d	Annualized.
e	Amount represents less than .01%.

See notes to financial statements.

	Six Months Ended
	May 31, 2014		Period Ended
Class Y Shares	(Unaudited)		November 30, 2013[a]
Per Share Data ($):
Net asset value, beginning of period	14.30		14.60
Investment Operations:
Investment income—net[b]	.27		.23
Net realized and unrealized
gain (loss) on investments	.50		(.31)
Total from Investment Operations	.77		(.08)
Distributions:
Dividends from investment income—net	(.26)		(.22)
Net asset value, end of period	14.81		14.30
Total Return (%)[c]	5.54		(.62)
Ratios/Supplemental Data (%):
Ratio of total expenses to average net assets[d]	.57		.55
Ratio of net expenses to average net assets[d]	.57		.55
Ratio of interest and expense related to floating rate
notes issued to average net assets	.01	[d]	.01
Ratio of net investment income to average net assets[d]	3.68		3.79
Portfolio Turnover Rate	7.81	[c]	12.95
Net Assets, end of period ($ x 1,000)	1		1

a	From July 1, 2013 (commencement of initial offering) to November 30, 2013.
b	Based on average shares outstanding at each month end.
c	Not annualized.
d	Annualized.

See notes to financial statements.

The Fund 27

NOTES TO FINANCIAL STATEMENTS (Unaudited)

NOTE 1—Significant Accounting Policies:

Dreyfus New York AMT-Free Municipal Bond Fund (the “fund”) is registered under the Investment Company Act of 1940, as amended (the “Act”), as a non-diversified open-end management investment company. The fund’s investment objective is to maximize current income exempt from federal, New York state and New York city income taxes to the extent consistent with the preservation of capital. The Dreyfus Corporation (the “Manager” or “Dreyfus”), a wholly-owned subsidiary of The Bank of New York Mellon Corporation (“BNY Mellon”), serves as the fund’s investment adviser.

MBSC Securities Corporation (the “Distributor”), a wholly-owned subsidiary of the Manager, is the distributor of the fund’s shares. The fund is authorized to issue an unlimited number of $.001 par value shares of Beneficial Interest in each of the following classes of shares: Class A, Class C, Class I and ClassY. Class A shares generally are subject to a sales charge imposed at the time of purchase. Class C shares are subject to a contingent deferred sales charge (“CDSC”) imposed on Class C shares redeemed within one year of purchase. Class I and Class Y shares are sold at net asset value per share generally to institutional investors. Other differences between the classes include the services offered to and the expenses borne by each class, the allocation of certain transfer agency costs, and certain voting rights. Income, expenses (other than expenses attributable to a specific class), and realized and unrealized gains or losses on investments are allocated to each class of shares based on its relative net assets.

As of May 31, 2014, MBC Investments Corp., an indirect subsidiary of BNY Mellon, held all of the outstanding Class Y shares of the fund.

The Financial Accounting Standards Board (“FASB”) Accounting Standards Codification is the exclusive reference of authoritative U.S. generally accepted accounting principles (“GAAP”) recognized by the FASB to be applied by nongovernmental entities. Rules and interpretive releases of the Securities and Exchange Commission (“SEC”) under authority of federal laws are also sources of authoritative GAAP for SEC registrants. The fund’s financial statements are prepared in accordance with GAAP, which may require the use of management estimates and assumptions.Actual results could differ from those estimates.

The fund enters into contracts that contain a variety of indemnifications. The fund’s maximum exposure under these arrangements is unknown.The fund does not anticipate recognizing any loss related to these arrangements.

(a) Portfolio valuation: The fair value of a financial instrument is the amount that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date (i.e., the exit price). GAAP establishes a fair value hierarchy that prioritizes the inputs of valuation techniques used to measure fair value. This hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements).

Additionally, GAAP provides guidance on determining whether the volume and activity in a market has decreased significantly and whether such a decrease in activity results in transactions that are not orderly. GAAP requires enhanced disclosures around valuation inputs and techniques used during annual and interim periods.

Various inputs are used in determining the value of the fund’s investments relating to fair value measurements.These inputs are summarized in the three broad levels listed below:

Level 1—unadjusted quoted prices in active markets for identical investments.

Level 2—other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.).

Level 3—significant unobservable inputs (including the fund’s own assumptions in determining the fair value of investments).

The Fund 29

NOTES TO FINANCIAL STATEMENTS (Unaudited) (continued)

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the fund’s investments are as follows:

Investments in securities are valued each business day by an independent pricing service (the “Service”) approved by the fund’s Board of Trustees (the “Board”). Investments for which quoted bid prices are readily available and are representative of the bid side of the market in the judgment of the Service are valued at the mean between the quoted bid prices (as obtained by the Service from dealers in such securities) and asked prices (as calculated by the Service based upon its evaluation of the market for such securities). Other investments (which constitute a majority of the portfolio securities) are carried at fair value as determined by the Service, based on methods which include consideration of the following: yields or prices of municipal securities of comparable quality, coupon, maturity and type; indications as to values from dealers; and general market conditions. All of the preceding securities are generally categorized within Level 2 of the fair value hierarchy.

The Service’s procedures are reviewed by Dreyfus under the general supervision of the Board.

When market quotations or official closing prices are not readily available, or are determined not to reflect accurately fair value, such as when the value of a security has been significantly affected by events after the close of the exchange or market on which the security is principally traded, but before the fund calculates its net asset value, the fund may value these investments at fair value as determined in accordance with the procedures approved by the Board. Certain factors may be considered when fair valuing investments such as: fundamental analytical data, the nature and duration of restrictions on disposition, an evaluation of the forces that influence the market in which the securities are purchased and sold, and public trading in similar securities of the issuer or comparable issuers.These securities are either categorized within Level 2 or 3 of the fair value hierarchy depending on the relevant inputs used.

For restricted securities where observable inputs are limited, assumptions about market activity and risk are used and are generally categorized within Level 3 of the fair value hierarchy.

The following is a summary of the inputs used as of May 31, 2014 in valuing the fund’s investments:

		Level 2—Other	Level 3—
	Level 1—	Significant	Significant
	Unadjusted	Observable	Unobservable
	Quoted Prices	Inputs	Inputs	Total
Assets ($)
Investments in Securities:
Municipal Bonds†	—	387,819,527	—	387,819,527
Liabilities ($)
Floating Rate Notes††	—	(7,000,000)	—	(7,000,000)

†	See Statement of Investments for additional detailed categorizations.
††	Certain of the fund’s liabilities are held at carrying amount, which approximates fair value for financial reporting purposes.

At May 31, 2014, there were no transfers between Level 1 and Level 2 of the fair value hierarchy.

(b) Securities transactions and investment income: Securities transactions are recorded on a trade date basis. Realized gains and losses from securities transactions are recorded on the identified cost basis. Interest income, adjusted for accretion of discount and amortization of premium on investments, is earned from settlement date and recognized on the accrual basis. Securities purchased or sold on a when issued or delayed delivery basis may be settled a month or more after the trade date.

The fund follows an investment policy of investing primarily in municipal obligations of one state. Economic changes affecting the state and certain of its public bodies and municipalities may affect the ability of issuers within the state to pay interest on, or repay principal of, municipal obligations held by the fund.

The Fund 31

NOTES TO FINANCIAL STATEMENTS (Unaudited) (continued)

(c) Dividends to shareholders: It is the policy of the fund to declare dividends daily from investment income-net. Such dividends are paid monthly. Dividends from net realized capital gains, if any, are normally declared and paid annually, but the fund may make distributions on a more frequent basis to comply with the distribution requirements of the Internal Revenue Code of 1986, as amended (the “Code”).To the extent that net realized capital gains can be offset by capital loss carryovers, it is the policy of the fund not to distribute such gains. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP.

(d) Federal income taxes: It is the policy of the fund to continue to qualify as a regulated investment company, which can distribute tax-exempt dividends, by complying with the applicable provisions of the Code, and to make distributions of income and net realized capital gain sufficient to relieve it from substantially all federal income and excise taxes.

As of and during the period ended May 31, 2014, the fund did not have any liabilities for any uncertain tax positions.The fund recognizes interest and penalties, if any, related to uncertain tax positions as income tax expense in the Statement of Operations. During the period ended May 31, 2014, the fund did not incur any interest or penalties.

Each tax year in the three-year period ended November 30, 2013 remains subject to examination by the Internal Revenue Service and state taxing authorities.

Under the Regulated Investment Company Modernization Act of 2010 (the “2010 Act”), the fund is permitted to carry forward capital losses incurred in taxable years beginning after December 22, 2010 (“post-enactment losses”) for an unlimited period. Furthermore, post-enactment capital loss carryovers retain their character as either short-term or long-term capital losses rather than short-term as they were under previous statute.The 2010 Act requires post-enactment losses to be utilized before the utilization of losses incurred in taxable years prior to the effective date of the 2010 Act (“pre-enactment losses”).As a result of this ordering rule, pre-enactment losses may be more likely to expire unused.

The fund has an unused capital loss carryover of $4,748,353 available for federal income tax purposes to be applied against future net realized capital gains, if any, realized subsequent to November 30, 2013. If not applied, $1,821,970 of the carryover expires in fiscal year 2016, $1,480,006 expires in fiscal year 2017 and $487,305 expires in fiscal year 2019.The fund has $290,713 of post-enactment short-term capital losses and $668,359 of post-enactment long-term capital losses which can be carried forward for an unlimited period.

The tax character of distributions paid to shareholders during the fiscal year ended November 30, 2013 was as follows: tax-exempt income $13,280,989. The tax character of current year distributions will be determined at the end of the current fiscal year.

NOTE 2—Bank Lines of Credit:

The fund participates with other Dreyfus-managed funds in a $265 million unsecured credit facility led by Citibank, N.A. and a $300 million unsecured credit facility provided by The Bank of New York Mellon, a subsidiary of BNY Mellon and an affiliate of Dreyfus (each, a “Facility”), each to be utilized primarily for temporary or emergency purposes, including the financing of redemptions. In connection therewith, the fund has agreed to pay its pro rata portion of commitment fees for each Facility. Interest is charged to the fund based on rates determined pursuant to the terms of the respective Facility at the time of borrowing. During the period ended May 31, 2014, the fund did not borrow under the Facilities.

The Fund 33

NOTES TO FINANCIAL STATEMENTS (Unaudited) (continued)

NOTE 3—Management Fee and Other Transactions with Affiliates:

(a) Pursuant to a management agreement with the Manager, the management fee is computed at the annual rate of .55% of the value of the fund’s average daily net assets and is payable monthly.

During the period ended May 31, 2014, the Distributor retained $3,486 from commissions earned on sales of the fund’s Class A shares and $124 from CDSCs on redemptions of the fund’s Class C shares.

(b) Under the Distribution Plan adopted pursuant to Rule 12b-1 under the Act, Class C shares pay the Distributor for distributing its shares at an annual rate of .75% of the value of its average daily net assets. During the period ended May 31, 2014, Class C shares were charged $71,837 pursuant to the Distribution Plan.

(c) Under the Shareholder Services Plan, Class A and Class C shares pay the Distributor at an annual rate of .25% of the value of their average daily net assets for the provision of certain services.The services provided may include personal services relating to shareholder accounts, such as answering shareholder inquiries regarding the fund and providing reports and other information, and services related to the maintenance of shareholder accounts.The Distributor may make payments to Service Agents (securities dealers, financial institutions or other industry professionals) with respect to these services. The Distributor determines the amounts to be paid to Service Agents. During the period ended May 31, 2014, Class A and Class C shares were charged $423,099 and $23,946, respectively, pursuant to the Shareholder Services Plan.

The fund has arrangements with the transfer agent and the custodian whereby the fund may receive earnings credits when positive cash balances are maintained, which are used to offset transfer agency and custody fees. For financial reporting purposes, the fund includes net earnings credits as an expense offset in the Statement of Operations.

The fund compensates DreyfusTransfer, Inc., a wholly-owned subsidiary of the Manager, under a transfer agency agreement for providing transfer agency and cash management services for the fund. The majority of transfer agency fees are comprised of amounts paid on a per account basis, while cash management fees are related to fund subscriptions and redemptions. During the period ended May 31, 2014, the fund was charged $41,093 for transfer agency services and $1,679 for cash management services.These fees are included in Shareholder servicing costs in the Statement of Operations. Cash management fees were partially offset by earnings credits of $149.

The fund compensates The Bank of NewYork Mellon under a custody agreement for providing custodial services for the fund.These fees are determined based on net assets, geographic region and transaction activity. During the period ended May 31, 2014, the fund was charged $15,992 pursuant to the custody agreement.

The fund compensates The Bank of New York Mellon for performing certain cash management services related to fund subscriptions and redemptions, including shareholder redemption draft processing, under a cash management agreement which compensatesThe Bank of NewYork Mellon for processing shareholder redemption drafts under a shareholder draft processing agreement. During the period ended May 31, 2014, the fund was charged $1,184 pursuant to the agreement, which is included in Shareholder servicing costs in the Statement of Operations.

During the period ended May 31, 2014, the fund was charged $4,622 for services performed by the Chief Compliance Officer and his staff.

The components of “Due to The Dreyfus Corporation and affiliates” in the Statement of Assets and Liabilities consist of: management fees $181,201, Distribution Plan fees $12,412, Shareholder Services Plan fees $77,816, custodian fees $12,000, Chief Compliance Officer fees $1,472 and transfer agency fees $14,826.

(d) Each Board member also serves as a Board member of other funds within the Dreyfus complex. Annual retainer fees and attendance fees are allocated to each fund based on net assets.

The Fund 35

NOTES TO FINANCIAL STATEMENTS (Unaudited) (continued)

NOTE 4—Securities Transactions:

The aggregate amount of purchases and sales of investment securities, excluding short-term securities, during the period ended May 31, 2014, amounted to $28,996,736 and $41,418,153, respectively.

Inverse Floater Securities: The fund participates in secondary inverse floater structures in which fixed-rate, tax-exempt municipal bonds are transferred to a trust (the “Trust”).TheTrust typically issues two variable rate securities that are collateralized by the cash flows of the fixed-rate, tax-exempt municipal bonds. One of these variable rate securities pays interest based on a short-term floating rate set by a remarketing agent at predetermined intervals (“Trust Certificates”). A residual interest tax-exempt security is also created by the Trust, which is transferred to the fund, and is paid interest based on the remaining cash flow of the Trust, after payment of interest on the other securities and various expenses of the Trust.An inverse floater security may be collapsed without the consent of the fund due to certain termination events such as bankruptcy, default or other credit event.

The fund accounts for the transfer of bonds to the Trust as secured borrowings, with the securities transferred remaining in the fund’s investments, and the related floating rate certificate securities reflected as fund liabilities in the Statement of Assets and Liabilities.

The fund may invest in inverse floater securities on either a non-recourse or recourse basis. These securities are typically supported by a liquidity facility provided by a bank or other financial institution (the “Liquidity Provider”) that allows the holders of the Trust Certificates to tender their certificates in exchange for payment from the Liquidity Provider of par plus accrued interest on any business day prior to a termination event.

When the fund invests in inverse floater securities on a non-recourse basis, the Liquidity Provider is required to make a payment under the liquidity facility due to a termination event to the holders of the Trust Certificates.When this occurs, the Liquidity Provider typically liquidates all or a portion of the municipal securities held in theTrust.A liquidation shortfall occurs if the Trust Certificates exceed the proceeds of the sale of the bonds in the Trust (“Liquidation Shortfall”).When a fund invests in inverse floater securities on a recourse basis, the fund typically enters into a reimbursement agreement with the Liquidity Provider where the fund is required to repay the Liquidity Provider the amount of any Liquidation Shortfall.As a result, the fund investing in a recourse inverse floater security bears the risk of loss with respect to any Liquidation Shortfall.

The average amount of borrowings outstanding under the inverse floater structure during the period ended May 31, 2014 was approximately $7,000,000, with a related weighted average annualized interest rate of .58%.

At May 31, 2014, accumulated net unrealized appreciation on investments was $21,201,389, consisting of $24,266,666 gross unrealized appreciation and $3,065,277 gross unrealized depreciation.

At May 31, 2014, the cost of investments for federal income tax purposes was substantially the same as the cost for financial reporting purposes (see the Statement of Investments).

The Fund 37

For More Information

Telephone Call your financial representative or 1-800-DREYFUS

Mail The Dreyfus Family of Funds, 144 Glenn Curtiss Boulevard, Uniondale, NY 11556-0144

The fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission (“SEC”) for the first and third quarters of each fiscal year on Form N-Q. The fund’s Forms N-Q are available on the SEC’s website at http://www.sec.gov and may be reviewed and copied at the SEC’s Public Reference Room in Washington, DC. Information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330.

Information regarding how the fund voted proxies relating to portfolio securities for the most recent 12-month period ended June 30 is available on the SEC’s website at http://www.sec.gov and without charge, upon request, by calling 1-800-DREYFUS.

Item 2.       Code of Ethics.

                  Not applicable.

Item 3.       Audit Committee Financial Expert.

                  Not applicable.

Item 4.       Principal Accountant Fees and Services.

                  Not applicable.

Item 5.       Audit Committee of Listed Registrants.

                  Not applicable.

Item 6.       Investments.

(a)              Not applicable.

Item 7.       Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

                  Not applicable.

Item 8.       Portfolio Managers of Closed-End Management Investment Companies.

Not applicable.

Item 9.       Purchases of Equity Securities by Closed-End Management Investment Companies and Affiliated Purchasers.

                  Not applicable.

Item 10.     Submission of Matters to a Vote of Security Holders.

                  There have been no material changes to the procedures applicable to Item 10.

Item 11.     Controls and Procedures.

(a)        The Registrant's principal executive and principal financial officers have concluded, based on their evaluation of the Registrant's disclosure controls and procedures as of a date within 90 days of the filing date of this report, that the Registrant's disclosure controls and procedures are reasonably designed to ensure that information required to be disclosed by the Registrant on Form N-CSR is recorded, processed, summarized and reported within the required time periods and that information required to be disclosed by the Registrant in the reports that it files or submits on Form N-CSR is accumulated and communicated to the Registrant's management, including its principal executive and principal financial officers, as appropriate to allow timely decisions regarding required disclosure.

(b)        There were no changes to the Registrant's internal control over financial reporting that occurred during the second fiscal quarter of the period covered by this report that have materially affected, or are reasonably likely to materially affect, the Registrant's internal control over financial reporting.

Item 12.     Exhibits.

(a)(1)   Not applicable.

(a)(2)   Certifications of principal executive and principal financial officers as required by Rule 30a-2(a) under the Investment Company Act of 1940.

(a)(3)   Not applicable.

(b)        Certification of principal executive and principal financial officers as required by Rule 30a-2(b) under the Investment Company Act of 1940.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this Report to be signed on its behalf by the undersigned, thereunto duly authorized.

Dreyfus New York AMT-Free Municipal Bond Fund

By:       /s/ Bradley J. Skapyak

            Bradley J. Skapyak,

            President

Date:    July 21, 2014

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this Report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By:       /s/ Bradley J. Skapyak

            Bradley J. Skapyak,

            President

Date:    July 21, 2014

By:       /s/ James Windels

            James Windels,

            Treasurer

Date:    July 21, 2014

EXHIBIT INDEX

(a)(2)   Certifications of principal executive and principal financial officers as required by Rule 30a-2(a) under the Investment Company Act of 1940.  (EX-99.CERT)

(b)        Certification of principal executive and principal financial officers as required by Rule 30a-2(b) under the Investment Company Act of 1940.  (EX-99.906CERT)